Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued research and development expenses		$ 293	$ 92
Accrued employee bonus compensation		1,464	0
Interest payable		0	23
Employee withholdings		156	61
Other accrued expenses		332	556
Accrued expenses	$ 3,060	$ 2,245	$ 732